Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern and Management's Plans [Text Block]
2.	Going Concern and Management’s Plans

For the three months ended March 31, 2013, we incurred a net loss from continuing operations of approximately $3,439,000 and we used cash for operations of approximately $2,016,000. We had a working capital deficit of approximately $9,215,000 and accumulated deficit of approximately $62 million, at March 31, 2013. The Company will continue to rely on debt and equity to pay for ongoing operating expenses in order to execute its business plan. We have the ability to raise funds by various methods including utilization of our $50 million shelf registration of which $47.3 million is remaining as well as other means of financing such as debt or private investment. However, financing may not be available to the Company on terms acceptable to us or at all or that such resources will be received in a timely manner. Further we may need approval to seek additional financing from the shareholders from the August 2012 private financing in the event we do a public financing.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will need to raise additional funds to fully implement our business model and related strategies.

The unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. The Company's independent registered public accounting firm's report of the financial statements for the year ended December 31, 2012, contained an explanatory paragraph regarding the Company's ability to continue as a going concern.

3.	Going Concern and Management’s Plans

For the year ended December 31, 2012, we incurred a net loss from continuing operations of approximately $13.7 million and we used cash for operations of approximately $10.6 million. We had a working capital deficit of approximately $6.0 million and accumulated deficit of approximately $59 million, at December 31, 2012. The Company will continue to rely on debt and equity to pay for ongoing operating expenses in order to execute its business plan. We have the ability to raise funds by various methods including utilization of our $50 million shelf registration of which $47.3 million is remaining as well as other means of financing such as debt or private investment. However, financing may not be available to the Company on terms acceptable to us or at all or that such resources will be received in a timely manner. Further we may need approval to seek additional financing from the shareholders from the August 2012 private financing in the event we do a public financing.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will need to raise additional funds to fully implement our business model and related strategies.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.